Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000017646 | Wells Fargo8653996
Holdings [Line Items]
Percent of Total Investments	2.00%
C000017646 | Citigroup8653661
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017646 | Comcast8653673
Holdings [Line Items]
Percent of Total Investments	1.80%
C000017646 | AT&T8653625
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017646 | Verizon Communications8653985
Holdings [Line Items]
Percent of Total Investments	1.70%
C000017646 | Kroger8653832
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | State Street8653946
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Bank of New York Mellon8653630
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Johnson & Johnson8653826
Holdings [Line Items]
Percent of Total Investments	1.60%
C000017646 | Gilead Sciences8653760
Holdings [Line Items]
Percent of Total Investments	1.50%
C000017646 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000017646 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000017646 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000017646 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000017646 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000017646 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000017646 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000017646 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000017646 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000017646 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000017646 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000017646 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000142889 | Wells Fargo8653996
Holdings [Line Items]
Percent of Total Investments	2.00%
C000142889 | Citigroup8653661
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142889 | Comcast8653673
Holdings [Line Items]
Percent of Total Investments	1.80%
C000142889 | AT&T8653625
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142889 | Verizon Communications8653985
Holdings [Line Items]
Percent of Total Investments	1.70%
C000142889 | Kroger8653832
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | State Street8653946
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Bank of New York Mellon8653630
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Johnson & Johnson8653826
Holdings [Line Items]
Percent of Total Investments	1.60%
C000142889 | Gilead Sciences8653760
Holdings [Line Items]
Percent of Total Investments	1.50%
C000142889 | Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000142889 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000142889 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000142889 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000142889 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000142889 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000142889 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000142889 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000142889 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000142889 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000142889 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000142889 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.20%